Lease Agreements - (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Assets And Liabilities, Leases
Lease-related assets and liabilities consisted of the following:

	Classification on the Balance Sheet	December 31, 2019
ASSETS
Operating lease assets	Operating right-of-use assets	$29,423
Finance lease assets	Property, plant and equipment, net	10,293
Total lease assets		$39,716

LIABILITIES
Current
Operating	Operating lease liabilities	$6,537
Finance	Current portion of finance leases	596
Noncurrent
Operating	Noncurrent operating lease liabilities	22,760
Finance	Finance leases, less current portion	8,208
Total liabilities		$38,101

Weighted average remaining lease term (years)
Operating leases	5.5
Finance leases	10.9
Weighted average discount rate
Operating leases	5.2%
Finance leases	4.7%

Lease, Cost
Lease-related expenses were as follows:

Year Ended December 31, 2019
Finance lease expense:
Amortization of finance lease assets	$1,046
Interest on finance lease liabilities	424
Operating lease expense	8,551
Variable lease expense	612
Short-term lease expense	34
Sublease income (1)	(744)
Total lease expense	$9,923
(1) Relates primarily to one property subleased through September 2020.
Lease-related supplemental cash flow information was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	(8,633)
Operating cash for finance leases	(424)
Financing cash flows for finance leases	(611)
Lease obligations obtained in exchange for right-of-use assets:
Operating leases	1,713

Finance Lease, Liability, Maturity
Maturities of lease liabilities as of December 31, 2019 are as follows:

Year ending December 31:	Finance Leases	Operating Leases
2020	$991	$7,716
2021	955	7,042
2022	975	6,010
2023	992	4,860
2024	1,012	2,176
Later years	6,365	5,866
Total lease payments	11,290	33,670
Less: imputed interest	(2,486)	(4,373)
Total lease obligations	$8,804	$29,297

Lessee, Operating Lease, Liability, Maturity
Maturities of lease liabilities as of December 31, 2019 are as follows:

Year ending December 31:	Finance Leases	Operating Leases
2020	$991	$7,716
2021	955	7,042
2022	975	6,010
2023	992	4,860
2024	1,012	2,176
Later years	6,365	5,866
Total lease payments	11,290	33,670
Less: imputed interest	(2,486)	(4,373)
Total lease obligations	$8,804	$29,297

Schedule of Future Minimum Lease Payments for Capital Leases
Comparable future minimum rental payments under leases that have initial or remaining non-cancelable lease terms in excess of one year as previously disclosed under Account Standards Codification No. 840, (Leases) ("ASC 840") as of December 31, 2018 are as follows:

	Finance Leases	Operating Leases	Built-to-Suit Lease
2019	$119	$7,882	$915
2020	56	7,398	933
2021	2	6,414	952
2022	2	5,702	971
2023	1	4,828	990
Later years	—	8,068	7,461
Total future minimum rental payments	$180	$40,292	$12,222
Total rental payments charged to expense under ASC 840 were $8,377 in the year ended December 31, 2018
Schedule of Future Minimum Rental Payments for Operating Leases
Comparable future minimum rental payments under leases that have initial or remaining non-cancelable lease terms in excess of one year as previously disclosed under Account Standards Codification No. 840, (Leases) ("ASC 840") as of December 31, 2018 are as follows:

	Finance Leases	Operating Leases	Built-to-Suit Lease
2019	$119	$7,882	$915
2020	56	7,398	933
2021	2	6,414	952
2022	2	5,702	971
2023	1	4,828	990
Later years	—	8,068	7,461
Total future minimum rental payments	$180	$40,292	$12,222
Total rental payments charged to expense under ASC 840 were $8,377 in the year ended December 31, 2018